UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Global Balanced Fund

January 31, 2010

1.813033.105

GBL-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.6%
	Shares	Value
Australia - 3.2%
AMP Ltd.	200,401	$ 1,109,301
BHP Billiton Ltd.	59,034	2,051,360
Coca-Cola Amatil Ltd.	90,121	871,006
Commonwealth Bank of Australia	33,518	1,577,646
Computershare Ltd.	100,638	1,033,164
Harvey Norman Holdings Ltd.	235,696	766,964
Macquarie Group Ltd.	14,994	665,044
Myer Holdings Ltd.	72,387	204,826
National Australia Bank Ltd.	53,805	1,254,607
Newcrest Mining Ltd.	29,110	811,599
QBE Insurance Group Ltd.	49,668	1,006,622
Ramsay Health Care Ltd.	46,714	473,790
Rio Tinto Ltd.	12,144	730,207
Wesfarmers Ltd.	34,390	836,561
Woolworths Ltd.	37,229	851,305
TOTAL AUSTRALIA		14,244,002
Bailiwick of Jersey - 0.2%
Experian PLC	64,800	616,112
Heritage Oil PLC (a)	21,500	169,823
Shire PLC	9,557	189,272
TOTAL BAILIWICK OF JERSEY		975,207
Belgium - 0.5%
Anheuser-Busch InBev SA NV	20,666	1,031,238
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	64
Fortis (a)	85,300	300,270
Gimv NV	1,900	97,295
Umicore SA	26,092	804,137
TOTAL BELGIUM		2,233,004
Bermuda - 0.3%
Bunge Ltd.	5,000	293,950
Marvell Technology Group Ltd. (a)	22,000	383,460
Seadrill Ltd. (e)	16,800	381,205
Signet Jewelers Ltd. (United Kingdom) (a)	15,000	401,216
TOTAL BERMUDA		1,459,831
Brazil - 0.1%
Banco Santander (Brasil) SA ADR	26,400	317,856
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	1,500	75,821
Common Stocks - continued
	Shares	Value
Canada - continued
Agrium, Inc.	1,500	$ 84,364
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,100	246,735
ARC Energy Trust unit	1,000	18,517
Astral Media, Inc. Class A (non-vtg.)	1,300	41,226
Bank of Montreal	5,500	267,465
Bank of Nova Scotia	8,500	356,359
Barrick Gold Corp.	7,900	274,243
BCE, Inc.	7,200	184,966
Bombardier, Inc. Class B (sub. vtg.)	5,000	23,567
Brookfield Asset Management, Inc. Class A	3,300	66,506
Brookfield Properties Corp.	6,800	81,590
Cameco Corp.	3,000	81,081
Canadian Imperial Bank of Commerce	1,800	107,566
Canadian National Railway Co.	3,400	169,539
Canadian Natural Resources Ltd.	6,600	421,257
Canadian Oil Sands Trust	3,500	90,798
Canadian Pacific Railway Ltd.	2,200	103,859
Canadian Tire Ltd. Class A (non-vtg.)	1,100	55,015
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	60,685
Celestica, Inc. (sub. vtg.) (a)	14,600	142,546
Cenovus Energy, Inc.	6,700	154,827
CGI Group, Inc. Class A (sub. vtg.) (a)	23,900	314,927
CI Financial Corp.	7,300	149,031
Compton Petroleum Corp. (a)	49,500	43,977
Corus Entertainment, Inc. Class B (non-vtg.)	400	6,958
Crescent Point Energy Corp.	3,300	116,810
Eldorado Gold Corp. (a)	3,800	45,132
Emera, Inc.	2,300	49,751
Enbridge, Inc.	4,000	173,609
EnCana Corp.	8,400	256,878
Fairborne Energy Trust (a)	13,300	60,946
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	67,859
First Quantum Minerals Ltd.	1,900	137,796
Fortis, Inc.	2,100	54,400
George Weston Ltd.	700	45,104
Gildan Activewear, Inc. (a)	3,800	81,487
Goldcorp, Inc.	10,000	338,913
HudBay Minerals, Inc. (a)	2,800	31,658
Husky Energy, Inc.	3,000	74,628
IAMGOLD Corp.	3,500	46,119
IESI-BFC Ltd.	3,800	59,951
IGM Financial, Inc.	2,300	89,737
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	3,400	$ 122,226
Inmet Mining Corp.	900	45,577
Intact Financial Corp.	1,100	38,844
Iteration Energy Ltd. (a)	51,500	58,276
Keyera Facilities Income Fund	37,670	854,647
Kinross Gold Corp.	8,400	135,981
Magna International, Inc. Class A (sub. vtg.)	3,100	170,525
Manulife Financial Corp.	5,200	95,023
Methanex Corp.	4,100	91,639
Metro, Inc. Class A (sub. vtg.)	1,000	36,538
Nexen, Inc.	3,900	85,382
Niko Resources Ltd.	1,700	156,979
Open Text Corp. (a)	1,400	55,159
Osisko Mining Corp. (a)	6,000	43,991
PetroBakken Energy Ltd. Class A	10,917	302,711
Petrobank Energy & Resources Ltd. (a)	6,800	335,962
Potash Corp. of Saskatchewan, Inc.	2,600	257,544
Power Corp. of Canada (sub. vtg.)	4,700	123,335
Power Financial Corp.	1,500	42,308
Progress Energy Resources Corp.	3,800	49,077
Quebecor, Inc. Class B (sub. vtg.)	1,800	48,261
Red Back Mining, Inc. (a)	3,000	45,086
Research In Motion Ltd. (a)	6,700	421,832
RioCan (REIT)	4,100	73,196
Rogers Communications, Inc. Class B (non-vtg.)	7,850	244,904
RONA, Inc. (a)	2,200	32,116
Royal Bank of Canada	13,400	655,150
Shaw Communications, Inc. Class B	3,900	72,580
Silver Wheaton Corp. (a)	3,700	51,038
SNC-Lavalin Group, Inc.	1,400	64,115
Sun Life Financial, Inc.	1,400	40,888
Suncor Energy, Inc.	16,072	507,426
SXC Health Solutions Corp. (a)	1,800	84,521
Talisman Energy, Inc.	13,200	218,375
Teck Resources Ltd. Class B (sub. vtg.) (a)	7,700	252,106
TELUS Corp.	2,050	63,515
Tim Hortons, Inc.	4,500	128,880
Toronto-Dominion Bank	9,200	542,037
TransCanada Corp.	6,300	201,320
Yamana Gold, Inc.	6,000	60,432
TOTAL CANADA		12,263,705
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.1%
Hengdeli Holdings Ltd.	668,000	$ 221,980
Herbalife Ltd.	6,000	233,100
TOTAL CAYMAN ISLANDS		455,080
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	99,400
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	2,900	1,193,959
BYD Co. Ltd. (H Shares) (a)	65,500	480,033
Tencent Holdings Ltd.	83,700	1,565,342
TOTAL CHINA		3,239,334
Denmark - 0.4%
Carlsberg AS Series B	4,500	335,600
Danske Bank AS (a)	8,869	210,653
FLSmidth & Co. A/S	6,100	388,682
Novo Nordisk AS Series B	14,288	966,660
William Demant Holding AS (a)	600	46,824
TOTAL DENMARK		1,948,419
Finland - 0.2%
Fortum Corp.	22,000	558,266
Metso Corp.	6,900	231,565
Nokian Tyres PLC	9,768	236,153
TOTAL FINLAND		1,025,984
France - 2.3%
Alstom SA	4,522	301,923
Atos Origin SA (a)	7,275	338,330
AXA SA	31,047	639,260
Cap Gemini SA	5,300	235,332
CFAO SA	2,400	95,821
Essilor International SA	8,188	476,295
Groupe Eurotunnel SA	11,600	111,829
Iliad Group SA	3,741	414,617
L'Oreal SA	7,600	801,311
PPR SA	5,000	609,711
Remy Cointreau SA	9,000	451,076
Sanofi-Aventis	26,179	1,935,721
Schneider Electric SA	9,344	963,936
Societe Generale Series A	12,401	717,461
Common Stocks - continued
	Shares	Value
France - continued
Total SA sponsored ADR	33,400	$ 1,923,506
Vallourec SA	1,180	202,957
TOTAL FRANCE		10,219,086
Germany - 1.6%
Aixtron AG	3,800	114,311
BASF AG	15,770	895,047
Bayerische Motoren Werke AG (BMW)	9,668	412,089
Deutsche Bank AG	9,600	585,312
Deutsche Boerse AG	8,498	556,315
Deutsche Lufthansa AG (Reg.)	9,900	158,446
Deutsche Postbank AG (a)	7,000	213,127
E.ON AG	36,762	1,349,313
HeidelbergCement AG	8,530	514,019
Infineon Technologies AG (a)	37,000	201,650
Linde AG	4,724	516,397
Metro AG	2,500	136,367
Rheinmetall AG	6,700	426,204
SAP AG	16,238	735,906
Siemens AG (Reg.)	4,369	389,322
TOTAL GERMANY		7,203,825
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	10,100	231,477
Fourlis Holdings SA	16,600	202,060
National Bank of Greece SA (a)	27,200	594,546
TOTAL GREECE		1,028,083
Hong Kong - 0.8%
BOC Hong Kong Holdings Ltd.	188,500	395,746
Hang Seng Bank Ltd.	56,900	799,566
Li & Fung Ltd.	170,000	779,500
Sun Hung Kai Properties Ltd.	41,000	529,666
Swire Pacific Ltd. (A Shares)	71,000	775,939
TOTAL HONG KONG		3,280,417
India - 0.1%
Dr. Reddy's Laboratories Ltd. sponsored ADR (e)	14,000	331,940
Ireland - 0.5%
Covidien PLC	17,000	859,520
CRH PLC	20,747	498,204
Common Stocks - continued
	Shares	Value
Ireland - continued
Ingersoll-Rand Co. Ltd.	17,600	$ 571,296
Warner Chilcott PLC (a)	10,000	273,300
TOTAL IRELAND		2,202,320
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,000	2,609,120
Italy - 0.4%
Fiat SpA (a)	18,600	233,086
Intesa Sanpaolo SpA	170,136	647,623
Mediaset SpA	72,400	549,555
Prysmian SpA	13,100	237,745
TOTAL ITALY		1,668,009
Japan - 6.4%
ACOM Co. Ltd. (e)	4,480	77,223
Aisin Seiki Co. Ltd.	7,900	209,686
Ajinomoto Co., Inc.	39,000	370,256
Alps Electric Co. Ltd. (a)	24,100	138,294
Asahi Glass Co. Ltd.	11,000	110,402
Bridgestone Corp.	23,200	371,889
Canon, Inc.	11,700	457,305
Chuo Mitsui Trust Holdings, Inc.	233,000	828,548
Citizen Holdings Co. Ltd.	22,300	146,740
CyberAgent, Inc.	42	73,513
Daicel Chemical Industries Ltd.	74,000	445,951
Dainippon Screen Manufacturing Co. Ltd. (a)	25,000	122,964
Daiwa House Industry Co. Ltd.	93,000	982,851
Denso Corp.	26,200	773,491
Fuji Machine Manufacturing Co. Ltd.	3,400	51,940
Fujifilm Holdings Corp.	6,700	214,580
Fujitsu Ltd.	48,000	295,646
Hitachi Transport System Ltd.	7,100	94,305
Honda Motor Co. Ltd.	27,600	935,288
Japan Tobacco, Inc.	86	311,532
JSR Corp.	27,000	533,300
Kakaku.com, Inc.	56	206,580
Kansai Paint Co. Ltd.	15,000	121,967
Kobayashi Pharmaceutical Co. Ltd.	8,800	351,435
Kuraray Co. Ltd.	56,500	659,699
Lawson, Inc.	2,900	131,716
Matsumotokiyoshi Holdings Co. Ltd.	12,200	267,057
Mitsubishi Electric Corp. (a)	43,000	336,779
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Tanabe Pharma Corp.	12,000	$ 170,422
Mitsubishi UFJ Financial Group, Inc.	285,500	1,469,122
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,100	245,397
Mitsui & Co. Ltd.	60,900	898,624
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,200	933,400
NHK Spring Co. Ltd.	17,000	148,399
Nichi-iko Pharmaceutical Co. Ltd.	5,400	165,105
Nippon Building Fund, Inc.	41	362,446
Nippon Electric Glass Co. Ltd.	22,000	310,978
Nippon Express Co. Ltd.	56,000	235,737
Nippon Oil Corp.	28,000	131,206
Nippon Sheet Glass Co. Ltd.	33,000	85,543
Nippon Steel Corp.	196,000	714,346
Nippon Television Network Corp.	7,240	993,726
Nissan Motor Co. Ltd. (a)	22,100	179,637
Nomura Holdings, Inc.	55,900	417,901
NSK Ltd.	97,000	705,982
NTT DoCoMo, Inc.	396	592,742
Okinawa Cellular Telephone Co.	56	103,724
ORIX Corp.	9,540	718,644
Osaka Securities Exchange Co. Ltd.	42	233,566
Park24 Co. Ltd.	14,200	149,755
Rakuten, Inc.	665	544,406
ROHM Co. Ltd.	3,800	256,364
Samco, Inc.	2,600	61,925
Sega Sammy Holdings, Inc.	7,400	83,452
Shin-Etsu Chemical Co., Ltd.	12,100	634,020
Shinko Electric Industries Co.Ltd.	24,900	337,627
SKY Perfect JSAT Holdings, Inc.	420	179,827
SMC Corp.	4,800	581,190
SOFTBANK CORP.	3,700	94,314
Sony Corp.	18,000	600,296
Stanley Electric Co. Ltd.	19,200	367,963
Sumco Corp.	7,300	125,993
Sumitomo Corp.	9,500	107,239
Sumitomo Electric Industries Ltd.	54,700	720,486
Sumitomo Mitsui Financial Group, Inc.	12,600	409,671
T&D Holdings, Inc.	21,750	451,288
Taiyo Yuden Co. Ltd.	10,000	153,983
TDK Corp.	15,700	1,019,187
Tokai Carbon Co. Ltd.	34,000	160,075
Toridoll Corp.	59	109,739
Common Stocks - continued
	Shares	Value
Japan - continued
Toshiba Corp. (a)	128,000	$ 704,730
Toyota Motor Corp.	12,500	480,767
Uni-Charm Corp.	3,600	342,173
West Japan Railway Co.	89	307,118
TOTAL JAPAN		28,421,172
Korea (South) - 0.0%
Kia Motors Corp. (a)	9,000	151,825
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	14,430	558,606
Netherlands - 0.9%
Akzo Nobel NV	9,065	539,591
ASML Holding NV:
(Netherlands)	15,900	499,340
(NY Shares)	6,600	206,250
James Hardie Industries NV unit (a)	72,748	482,456
Koninklijke KPN NV	32,921	545,103
Koninklijke Philips Electronics NV	26,400	797,202
QIAGEN NV (a)	9,100	198,016
TNT NV	2,000	57,415
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	26,500	811,403
TOTAL NETHERLANDS		4,136,776
Netherlands Antilles - 0.1%
Schlumberger Ltd.	4,000	253,840
Norway - 0.4%
DnB NOR ASA (a)	41,200	465,243
Pronova BioPharma ASA (a)	16,900	49,726
Sevan Marine ASA (a)	70,000	100,756
Storebrand ASA (A Shares) (a)	75,500	527,822
Telenor ASA (a)	32,400	421,086
TOTAL NORWAY		1,564,633
Papua New Guinea - 0.2%
Lihir Gold Ltd.	152,652	373,902
Oil Search Ltd.	105,546	490,911
TOTAL PAPUA NEW GUINEA		864,813
Singapore - 0.7%
Avago Technologies Ltd.	34,000	590,920
CapitaLand Ltd.	235,500	646,421
Keppel Corp. Ltd.	49,000	291,648
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd.	192,538	$ 327,229
Raffles Education Corp. Ltd.	346,629	98,597
United Overseas Bank Ltd.	74,000	955,620
TOTAL SINGAPORE		2,910,435
South Africa - 0.1%
Impala Platinum Holdings Ltd.	9,500	246,143
Spain - 0.8%
Banco Santander SA	79,221	1,123,391
Cintra Concesiones de Infrastructuras de Transporte SA	16,400	171,063
Inditex SA	8,900	560,203
Sol Melia SA	20,600	169,027
Telefonica SA sponsored ADR	17,700	1,267,320
TOTAL SPAIN		3,291,004
Sweden - 0.4%
Modern Times Group MTG AB (B Shares)	8,200	376,024
Sandvik AB	28,200	306,414
Skandinaviska Enskilda Banken AB (A Shares) (a)	49,700	294,333
SKF AB (B Shares)	25,000	386,246
Swedbank AB (A Shares)	28,946	249,056
TOTAL SWEDEN		1,612,073
Switzerland - 1.9%
Actelion Ltd. (Reg.) (a)	6,821	360,862
Credit Suisse Group (Reg.)	10,518	454,957
Nestle SA (Reg.)	30,879	1,463,649
Nobel Biocare Holding AG (Switzerland)	7,685	226,035
Novartis AG (Reg.)	28,896	1,546,294
Roche Holding AG (participation certificate)	10,675	1,790,871
Schindler Holding AG (participation certificate)	3,753	277,425
Sonova Holding AG Class B	4,406	545,303
Swiss Reinsurance Co. (Reg.)	10,026	433,402
The Swatch Group AG (Bearer)	1,100	287,538
Transocean Ltd. (a)	1,800	152,532
UBS AG:
(For. Reg.) (a)	70,716	922,234
(NY Shares) (a)	2,545	33,110
TOTAL SWITZERLAND		8,494,212
Turkey - 0.1%
Turkiye Is Bankasi AS Series C	47,000	208,791
Common Stocks - continued
	Shares	Value
United Kingdom - 5.2%
Anglo American PLC (United Kingdom) (a)	31,455	$ 1,154,081
Barclays PLC	214,483	916,674
Barratt Developments PLC (a)	40,100	76,114
Bellway PLC	9,800	115,457
BG Group PLC	57,036	1,048,506
Bovis Homes Group PLC (a)	14,300	90,385
BP PLC	99,100	924,578
BP PLC sponsored ADR	17,000	954,040
British American Tobacco PLC sponsored ADR	3,000	199,620
BT Group PLC	227,600	496,692
Burberry Group PLC	33,900	330,907
Carphone Warehouse Group PLC	73,500	223,029
Centrica PLC	167,428	718,752
Ensco International Ltd. ADR	3,000	117,090
HSBC Holdings PLC sponsored ADR	47,222	2,526,849
Imperial Tobacco Group PLC	37,288	1,202,419
InterContinental Hotel Group PLC	22,229	317,895
Invensys PLC	100,400	490,941
ITV PLC	622,700	558,385
Misys PLC (a)	82,800	282,781
Mothercare PLC	52,400	535,932
National Grid PLC	78,300	786,400
Reckitt Benckiser Group PLC	19,124	991,352
Rio Tinto PLC (Reg.)	26,998	1,316,520
Rolls-Royce Group PLC	53,000	403,822
Royal Dutch Shell PLC Class A (United Kingdom)	81,937	2,264,641
Salamander Energy PLC (a)	43,800	184,847
Schroders PLC	17,800	351,759
Serco Group PLC	33,846	269,029
SSL International PLC	24,259	300,601
Standard Chartered PLC (United Kingdom)	36,654	844,252
Taylor Wimpey PLC (a)	337,373	207,230
The Game Group PLC	87,900	129,001
Tomkins PLC	87,200	260,919
Vedanta Resources PLC	4,800	184,108
Vodafone Group PLC sponsored ADR	22,600	484,996
Whitbread PLC	9,483	212,052
Wolseley PLC (a)	18,486	406,696
TOTAL UNITED KINGDOM		22,879,352
United States of America - 26.3%
3M Co.	5,500	442,695
Common Stocks - continued
	Shares	Value
United States of America - continued
Advanced Micro Devices, Inc. (a)	25,000	$ 186,500
AGA Medical Holdings, Inc.	3,000	42,990
AGCO Corp. (a)	9,000	278,190
Agilent Technologies, Inc.	45,000	1,261,350
Allegheny Technologies, Inc.	13,000	531,050
Allergan, Inc.	1,900	109,250
Amazon.com, Inc. (a)	11,100	1,392,051
American Express Co.	129,300	4,869,438
Anadarko Petroleum Corp.	32,500	2,072,850
Apple, Inc. (a)	23,500	4,514,820
Applied Micro Circuits Corp. (a)	49,000	359,170
Arena Resources, Inc. (a)	12,200	467,748
Baker Hughes, Inc.	18,000	815,040
Bank of America Corp.	117,000	1,776,060
Berkshire Hathaway, Inc. Class B (a)	18,000	1,375,740
BioMarin Pharmaceutical, Inc. (a)	13,000	252,590
BMC Software, Inc. (a)	16,044	619,940
Bruker BioSciences Corp. (a)	25,000	306,750
Bucyrus International, Inc. Class A	5,000	261,900
CareFusion Corp. (a)	38,000	978,500
Celanese Corp. Class A	88,300	2,569,530
Cerner Corp. (a)	6,000	453,900
Charles Schwab Corp.	56,000	1,024,240
CIGNA Corp.	67,000	2,262,590
Cisco Systems, Inc. (a)	85,200	1,914,444
Citrix Systems, Inc. (a)	52,000	2,160,600
Cliffs Natural Resources, Inc.	1,000	39,950
CME Group, Inc.	2,900	831,778
Cognizant Technology Solutions Corp. Class A (a)	11,100	484,626
Comerica, Inc.	96,000	3,312,960
CSX Corp.	13,000	557,180
Cummins, Inc.	52,000	2,348,320
Deere & Co.	5,000	249,750
Dendreon Corp. (a)	17,000	470,900
Diamond Foods, Inc.	11,100	398,712
DineEquity, Inc. (a)	10,000	227,400
Dow Chemical Co.	18,000	487,620
Drew Industries, Inc. (a)	5,000	93,000
DSW, Inc. Class A (a)	3,000	72,300
Eaton Corp.	6,500	398,060
eBay, Inc. (a)	21,000	483,420
EMC Corp. (a)	13,000	216,710
Common Stocks - continued
	Shares	Value
United States of America - continued
Estee Lauder Companies, Inc. Class A	34,000	$ 1,785,680
ev3, Inc. (a)	16,000	233,280
Express Scripts, Inc. (a)	11,500	964,390
F5 Networks, Inc. (a)	2,000	98,860
Fiserv, Inc. (a)	3,000	135,120
Fluor Corp.	14,200	643,828
Franklin Resources, Inc.	5,100	505,053
G-III Apparel Group Ltd. (a)	3,700	64,417
General Electric Co.	41,000	659,280
Genworth Financial, Inc. Class A (a)	11,000	152,240
Google, Inc. Class A (a)	4,900	2,594,158
Group 1 Automotive, Inc. (a)	2,000	58,000
Harley-Davidson, Inc.	2,000	45,480
Hewitt Associates, Inc. Class A (a)	8,000	315,840
Hewlett-Packard Co.	31,000	1,459,170
ImmunoGen, Inc. (a)	19,000	132,810
Informatica Corp. (a)	29,000	687,010
International Coal Group, Inc. (a)	15,000	53,550
iRobot Corp. (a)	47,000	742,600
J. Crew Group, Inc. (a)	6,000	235,260
J.B. Hunt Transport Services, Inc.	4,000	122,640
Jacobs Engineering Group, Inc. (a)	16,100	608,419
Johnson Controls, Inc.	14,027	390,371
JPMorgan Chase & Co.	52,300	2,036,562
King Pharmaceuticals, Inc. (a)	7,000	84,070
Lam Research Corp. (a)	26,000	858,260
Life Technologies Corp. (a)	5,000	248,550
Lithia Motors, Inc. Class A (sub. vtg.) (a)	10,000	78,000
Mako Surgical Corp. (a)	43,000	493,640
Mariner Energy, Inc. (a)	15,100	218,195
Medco Health Solutions, Inc. (a)	8,000	491,840
Merck & Co., Inc.	130,600	4,986,308
Micromet, Inc. (a)	25,000	194,250
Microsoft Corp.	158,900	4,477,802
Micrus Endovascular Corp. (a)	3,000	50,340
Monsanto Co.	15,000	1,138,200
Morgan Stanley	43,600	1,167,608
National Oilwell Varco, Inc.	2,000	81,800
NetApp, Inc. (a)	12,000	349,560
News Corp. Class B	28,000	411,040
NVIDIA Corp. (a)	11,000	169,290
Occidental Petroleum Corp.	46,000	3,603,640
Common Stocks - continued
	Shares	Value
United States of America - continued
Peabody Energy Corp.	61,000	$ 2,569,320
Pfizer, Inc.	131,200	2,448,192
Philip Morris International, Inc.	18,000	819,180
Pioneer Drilling Co. (a)	3,000	23,850
Plains Exploration & Production Co. (a)	19,000	633,650
PMC-Sierra, Inc. (a)	17,000	135,150
Polo Ralph Lauren Corp. Class A	3,000	246,000
Precision Castparts Corp.	14,000	1,473,500
Pride International, Inc. (a)	4,100	121,360
Prudential Financial, Inc.	6,000	299,940
Quanex Building Products Corp.	2,000	32,160
Rackspace Hosting, Inc. (a)	4,000	72,880
RadioShack Corp.	5,000	97,600
Raytheon Co. warrants 6/16/11 (a)	112	1,680
Red Hat, Inc. (a)	21,000	571,620
Regal-Beloit Corp.	6,000	284,400
RSC Holdings, Inc. (a)	12,000	86,160
Salesforce.com, Inc. (a)	5,000	317,750
SanDisk Corp. (a)	9,400	238,948
Schweitzer-Mauduit International, Inc.	7,300	549,252
Smith International, Inc.	21,000	636,720
Solera Holdings, Inc.	18,000	595,980
Starbucks Corp. (a)	55,000	1,198,450
Starwood Hotels & Resorts Worldwide, Inc.	3,000	99,960
Stoneridge, Inc. (a)	13,000	90,740
Strayer Education, Inc.	2,800	581,784
SVB Financial Group (a)	6,000	260,340
Taleo Corp. Class A (a)	11,000	223,410
TECO Energy, Inc.	85,000	1,323,450
Teradyne, Inc. (a)	151,000	1,410,340
Terra Industries, Inc.	16,000	505,600
TETRA Technologies, Inc. (a)	30,000	313,800
The Coca-Cola Co.	9,700	526,225
The Stanley Works	3,000	153,750
The Walt Disney Co.	39,000	1,152,450
Thor Industries, Inc.	7,000	222,250
Titanium Metals Corp. (a)	19,000	220,970
TJX Companies, Inc.	8,000	304,080
Unifirst Corp.	2,000	100,480
Union Pacific Corp.	105,100	6,358,550
United Rentals, Inc. (a)	5,000	40,050
Viacom, Inc. Class B (non-vtg.) (a)	52,800	1,538,592
Common Stocks - continued
	Shares	Value
United States of America - continued
Virgin Media, Inc.	15,900	$ 225,621
Visa, Inc. Class A	6,500	533,195
Walgreen Co.	51,000	1,838,550
Watson Pharmaceuticals, Inc. (a)	10,000	383,700
WebMD Health Corp. (a)	17,220	671,236
Wells Fargo & Co.	103,000	2,928,290
WMS Industries, Inc. (a)	45,000	1,668,600
Wyndham Worldwide Corp.	55,953	1,174,453
TOTAL UNITED STATES OF AMERICA		116,103,231
TOTAL COMMON STOCKS (Cost $241,511,889)		258,501,528
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	46,100	620,463
Italy - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	18,200	199,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $752,511)		820,411
Corporate Bonds - 15.5%
		Principal Amount (d)
Convertible Bonds - 0.3%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	469,075
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14		300,000	435,635
James River Coal Co. 4.5% 12/1/15 (f)		190,000	168,245
TOTAL UNITED STATES OF AMERICA			603,880
TOTAL CONVERTIBLE BONDS			1,072,955
Nonconvertible Bonds - 15.2%
Australia - 0.9%
Commonwealth Bank of Australia 5% 10/15/19 (Reg. S)		370,000	373,970
Didon Tunisia Pty. Ltd. 3.7543% 3/13/12 (f)(h)		100,000	89,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 344,911
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	338,118
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	319,227
St. George Bank Ltd. 0.985% 3/11/15 (h)	EUR	350,000	468,050
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	355,554
4.875% 11/19/19		600,000	597,003
5% 10/21/19	GBP	300,000	475,928
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	554,907
TOTAL AUSTRALIA			3,916,668
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	223,393
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(f)(h)		300,000	3,000
Northern Offshore Ltd. 4.7543% 6/14/10 (f)(h)		100,000	98,000
TOTAL BERMUDA			101,000
Brazil - 0.1%
Banco do Brasil SA 4.5% 1/22/15 (Reg. S)		500,000	501,000
Canada - 0.5%
British Columbia Province 4.65% 12/18/18	CAD	1,750,000	1,745,090
Nexen, Inc. 7.5% 7/30/39		300,000	340,106
NOVA Chemicals Corp. 8.625% 11/1/19 (f)		180,000	182,700
TOTAL CANADA			2,267,896
Cayman Islands - 0.3%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	458,763
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	407,125
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	226,524
TOTAL CAYMAN ISLANDS			1,092,412
France - 1.2%
BNP Paribas SA:
0.4666% 11/23/15 (h)		200,000	196,600
5.019% (h)	EUR	150,000	175,733
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	$ 52,408
Compagnie de St. Gobain:
0.942% 4/11/12 (h)	EUR	175,000	235,707
6% 5/20/13	EUR	50,000	75,356
Credit Agricole SA 4.13% (h)	EUR	200,000	224,408
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	370,221
Credit Logement SA:
1.314% (h)	EUR	150,000	164,294
4.604% (h)	EUR	250,000	282,815
EDF SA:
4.625% 9/11/24	EUR	150,000	211,713
6.95% 1/26/39 (f)		250,000	291,367
Lafarge SA 8.75% 5/30/17	GBP	250,000	468,982
Natixis SA 0.92% 1/26/17 (h)	EUR	100,000	121,357
Safran SA 4% 11/26/14	EUR	550,000	771,134
Societe Generale 0.895% 6/7/17 (h)	EUR	100,000	131,996
Societe Generale SCF 4% 7/7/16	EUR	450,000	647,892
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	152,105
Veolia Environnement 6.125% 11/25/33	EUR	250,000	388,542
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	320,766
TOTAL FRANCE			5,283,396
Germany - 0.6%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	293,175
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	388,512
5.625% 11/29/17 (h)	EUR	100,000	137,188
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	200,000	295,486
Hella KGaA Hueck & Co. 7.25% 10/20/14	EUR	75,000	106,272
Landesbank Berlin AG 5.875% 11/25/19	EUR	500,000	706,614
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	310,892
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	365,995
WestLB AG 3.5% 9/3/12	EUR	120,000	170,272
TOTAL GERMANY			2,774,406
India - 0.1%
Export-Import Bank of India 0.7863% 6/7/12 (h)	JPY	20,000,000	213,989
Ireland - 0.2%
Allied Irish Banks PLC 5.25% 3/10/25 (h)	GBP	160,000	162,909
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Ireland - continued
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	321,694	$ 434,862
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	405,204
TOTAL IRELAND			1,002,975
Italy - 0.6%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	367,544
Banca Italease SpA 0.922% 2/2/10 (h)	EUR	400,000	554,580
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	483,908
6.375% 11/12/17 (h)	GBP	150,000	252,653
Telecom Italia SpA 6.75% 3/21/13	EUR	150,000	230,811
Unione di Banche Italiane SCPA 4% 12/16/19	EUR	650,000	892,728
TOTAL ITALY			2,782,224
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	255,213
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	214,745
Kookmin Bank 5.875% 6/11/12		200,000	213,490
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	326,087
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	206,200
Shinhan Bank:
5.663% 3/2/35 (h)		350,000	317,685
6% 6/29/12 (Reg. S)		300,000	320,867
Woori Bank 7.63% 4/14/15 (f)		250,000	272,222
TOTAL KOREA (SOUTH)			1,871,296
Luxembourg - 0.5%
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	399,518
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	246,395
6.58% 10/31/13	GBP	100,000	161,995
7.51% 7/31/13 (Reg S.)		200,000	211,824
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	150,000	231,921
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	797,520
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Olivetti Finance NV 7.75% 1/24/33	EUR	100,000	$ 167,734
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	98,750
TOTAL LUXEMBOURG			2,315,657
Malaysia - 0.1%
Petronas Capital Ltd. 5.25% 8/12/19 (Reg. S)		200,000	201,608
Netherlands - 0.9%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	146,747
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	483,359
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	340,795	245,823
Deutsche Telekom International Financial BV 7.5% 1/24/33	EUR	200,000	354,299
Eureko BV 5.125% (h)	EUR	600,000	653,018
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,030,188
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	354,915
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	447,226
Rabobank Nederland 0.792% 7/28/15 (h)	EUR	150,000	200,616
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	239,218
TOTAL NETHERLANDS			4,155,409
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	293,943
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,051,297
Petrolia Drilling ASA 12% 6/20/12 (f)	NOK	500,000	40,519
TOTAL NORWAY			2,385,759
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	553,316
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	202,968
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	536,943
Santander Issuances SA Unipersonal 1.047% 7/25/17 (h)	EUR	150,000	197,486
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	348,875
TOTAL SPAIN			1,083,304
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Sweden - 0.1%
Nordea Bank AB 0.4566% 6/9/16 (h)		$ 400,000	$ 387,339
Svenska Handelsbanken AB 0.4036% 3/15/16 (h)		200,000	192,788
TOTAL SWEDEN			580,127
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	499,335
Thailand - 0.0%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	201,000
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4.75% 9/15/14 (Reg. S)		300,000	291,750
6.5% 10/27/36		300,000	275,268
Emirates Bank International PJSC 4.7806% 4/30/12 (h)		229,000	207,350
TOTAL UNITED ARAB EMIRATES			774,368
United Kingdom - 3.1%
3i Group PLC 0.918% 6/8/12 (h)	EUR	400,000	503,076
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	550,000	706,676
Bank of Scotland 6.375% 8/16/19	GBP	400,000	595,621
Barclays Bank PLC:
0.4506% 6/27/16 (f)(h)		100,000	92,151
0.4619% 5/25/15 (h)		550,000	536,532
5.25% 5/27/14	EUR	300,000	448,390
6.75% 1/16/23 (h)	GBP	300,000	498,793
14% (h)	GBP	100,000	204,861
BAT International Finance PLC:
4.875% 2/24/21	EUR	100,000	142,558
8.125% 11/15/13		200,000	235,500
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	213,135
Broadgate PLC 1.405% 10/5/25 (h)	GBP	31,250	36,964
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	426,404
Daily Mail & General Trust PLC:
5.75% 12/7/18	GBP	150,000	212,187
5.75% 12/7/18	GBP	150,000	202,402
Experian Finance PLC 4.75% 2/4/20 (g)	EUR	150,000	210,411
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	368,487
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	240,064
8.375% 2/17/16	EUR	600,000	1,022,200
InterContinental Hotel Group PLC 6% 12/9/16	GBP	250,000	398,861
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	$ 174,252
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	163,915
7.125% 12/1/37 (f)		200,000	213,690
National Express Group PLC 6.25% 1/13/17	GBP	150,000	241,782
Nationwide Building Society:
0.93% 12/22/16 (h)	EUR	150,000	172,238
3.375% 8/17/15 (h)	EUR	455,000	599,205
Northern Rock PLC 0.349% 10/21/10 (h)		250,000	239,555
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	150,000	171,833
5% 1/21/16 (h)	GBP	50,000	71,986
7.125% 10/19/16	GBP	200,000	333,219
Prudential PLC 6.125% 12/19/31	GBP	110,000	168,119
Rexam PLC 4.375% 3/15/13	EUR	250,000	354,429
Royal Bank of Scotland PLC:
0.4494% 4/11/16 (h)		250,000	200,276
5.75% 5/21/14	EUR	250,000	367,884
6.934% 4/9/18	EUR	300,000	410,790
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	268,676
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	326,547
Standard Chartered Bank:
0.5794% 2/3/15 (h)		100,000	99,582
5.875% 9/26/17 (Reg. S)	EUR	250,000	375,726
Tesco PLC 5.875% 9/12/16	EUR	100,000	157,402
UBS AG Jersey Branch:
0.4013% 4/18/16 (h)		250,000	235,913
0.864% 11/17/15 (h)	EUR	350,000	462,669
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	152,065
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		100,000	99,408
Vodafone Group PLC 0.5356% 2/27/12 (h)		160,000	159,685
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	181,549
TOTAL UNITED KINGDOM			13,697,668
United States of America - 4.2%
Altria Group, Inc.:
8.5% 11/10/13		210,000	247,934
9.25% 8/6/19		400,000	492,506
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20 (Reg. S)		$ 340,000	$ 348,717
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,418,788
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	318,523
6.125% 9/15/21	GBP	250,000	406,808
7.375% 5/15/14		115,000	130,345
7.625% 6/1/19		285,000	326,078
CenturyTel, Inc. 7.6% 9/15/39		105,000	109,996
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	350,000	369,179
ConocoPhillips 6% 1/15/20		350,000	391,430
COX Communications, Inc. 8.375% 3/1/39 (f)		250,000	316,358
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	431,138
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	176,700
Dow Chemical Co. 8.55% 5/15/19		280,000	334,858
General Electric Capital Corp. 5.9% 5/13/14		160,000	174,471
General Electric Co. 5.25% 12/6/17		200,000	208,859
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	319,268
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	164,305
6.15% 4/1/18		200,000	212,806
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	373,832
KeyBank NA:
0.84% 11/21/11 (h)	EUR	50,000	63,915
0.886% 2/9/12 (h)	EUR	510,000	647,369
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	249,439
Merck & Co., Inc. 5.85% 6/30/39		300,000	318,393
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	369,867
6.15% 4/25/13		500,000	540,951
6.75% 5/21/13	EUR	150,000	227,512
Morgan Stanley 0.977% 7/20/12 (h)	EUR	430,000	572,976
Motiva Enterprises LLC:
6.85% 1/15/40 (f)		300,000	323,791
6.85% 1/15/40 (Reg. S)		80,000	86,344
Pemex Project Funding Master Trust 5.5% 2/24/25 (Reg. S)	EUR	300,000	383,010
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,345,387
Plains All American Pipeline LP 8.75% 5/1/19		100,000	124,446
PPL Energy Supply LLC 6.5% 5/1/18		160,000	171,801
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Roche Holdings, Inc. 6% 3/1/19 (f)		$ 150,000	$ 165,669
SLM Corp. 0.914% 12/15/10 (h)	EUR	200,000	264,529
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	310,347
Sprint Capital Corp. 8.75% 3/15/32		325,000	292,500
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	371,018
8.25% 2/14/14		200,000	237,589
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	294,091
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	450,000	610,869
Verizon Wireless Capital LLC 5.55% 2/1/14		400,000	441,170
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	783,326
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (f)		400,000	429,351
Wells Fargo & Co. 3.75% 10/1/14		300,000	302,616
Xerox Corp. 8.25% 5/15/14		100,000	117,611
TOTAL UNITED STATES OF AMERICA			18,318,786
TOTAL NONCONVERTIBLE BONDS			67,255,173
TOTAL CORPORATE BONDS (Cost $65,139,288)			68,328,128
Government Obligations - 18.6%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	863,362
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	846,761
Germany - 3.5%
German Federal Republic:
3.25% 1/4/20	EUR	400,000	556,859
3.75% 1/4/15	EUR	2,300,000	3,405,867
4.75% 7/4/40	EUR	4,000,000	6,344,506
5.625% 1/4/28	EUR	2,960,000	5,002,398
TOTAL GERMANY			15,309,630
Government Obligations - continued
		Principal Amount (d)	Value
Greece - 0.9%
Greek Government:
5.25% 5/18/12	EUR	1,700,000	$ 2,275,744
5.5% 8/20/14	EUR	1,400,000	1,854,829
TOTAL GREECE			4,130,573
Ireland - 0.6%
Irish Republic 5% 10/18/20	EUR	1,950,000	2,708,660
Japan - 11.3%
Japan Government:
Inflation-Indexed Bond 1.4% 6/10/18	JPY	218,240,000	2,367,107
0.6% 12/15/10	JPY	950,000,000	10,566,816
0.9% 6/20/13	JPY	110,000,000	1,243,876
1.1% 12/20/12	JPY	18,700,000	212,320
1.3% 3/20/15	JPY	1,040,000,000	11,975,607
1.3% 12/20/19	JPY	500,000,000	5,538,329
1.9% 6/20/16	JPY	799,000,000	9,502,851
1.9% 3/20/29	JPY	208,000,000	2,239,192
2.2% 9/20/39	JPY	210,000,000	2,287,016
2.5% 9/20/36	JPY	350,000,000	4,089,304
TOTAL JAPAN			50,022,418
United Kingdom - 0.2%
UK Treasury GILT:
4% 9/7/16	GBP	200,000	331,582
4.5% 3/7/19	GBP	200,000	334,012
TOTAL UNITED KINGDOM			665,594
United States of America - 1.7%
Federal Home Loan Bank 3.625% 10/18/13		300,000	316,889
Freddie Mac 2.125% 9/21/12		650,000	663,062
U.S. Treasury Bonds 3.5% 2/15/39		300,000	251,438
U.S. Treasury Notes:
2.375% 8/31/14		100,000	100,984
2.375% 9/30/14		2,750,000	2,772,550
2.625% 12/31/14		200,000	203,000
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19		$ 2,910,000	$ 2,855,438
3.625% 8/15/19		550,000	551,719
TOTAL UNITED STATES OF AMERICA			7,715,080
TOTAL GOVERNMENT OBLIGATIONS (Cost $76,917,106)			82,262,078
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 0.935% 2/25/15 (h)	EUR	100,000	113,689
Leek Finance PLC Series 2005-15X Class BA, 0.9131% 3/21/37 (h)	GBP	100,000	147,185
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.386% 3/10/17 (h)	EUR	100,000	28,575
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	419,621
TS Co.mit One GmbH Series 1 Class C, 1.006% 6/29/13 (h)	EUR	78,654	54,525
VCL No. 11 Ltd. Class A, 1.535% 8/21/15 (h)	EUR	180,534	251,496
Volkswagen Car Lease Series 9 Class B, 0.615% 10/21/13 (h)	EUR	164,031	223,665
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5156% 10/25/45 (h)	GBP	70,098	13,446
TOTAL ASSET-BACKED SECURITIES (Cost $1,609,994)			1,252,202
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (h)	EUR	100,000	114,820
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.921% 4/12/56 (h)	EUR	86,463	64,328
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.525% 12/20/54 (h)	EUR	51,930	66,303
Series 2005-4 Class A5, 0.535% 12/20/54 (h)	EUR	133,116	170,207
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.104% 7/15/40 (h)	EUR	150,000	189,473
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $688,544)			605,131
Commercial Mortgage Securities - 0.3%
		Principal Amount (d)	Value
France - 0.1%
FCC Proudreed Properties Class A, 0.944% 8/18/17 (h)	EUR	173,328	$ 185,039
Paris Prime Community Real Estate Series 2006-1 Class B, 0.924% 4/22/14 (f)(h)	EUR	72,109	89,978
TOTAL FRANCE			275,017
Ireland - 0.0%
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (h)	GBP	41,701	25,063
German Residential Asset Note Distributor PLC Series 1 Class A, 0.917% 7/20/16 (h)	EUR	173,588	206,473
TOTAL IRELAND			231,536
Japan - 0.0%
JLOC 37 LLC Series X Class B1, 0.6438% 1/15/15 (h)	JPY	13,282,000	36,784
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.484% 7/22/43 (h)	EUR	100,000	65,496
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.7868% 4/19/21 (h)	GBP	150,000	196,924
Class B, 0.9938% 4/19/21 (h)	GBP	100,000	117,776
Enterprise Inns PLC 6.5% 12/6/18	GBP	95,000	131,881
London & Regional Debt Securitisation No. 1 PLC Class A, 0.82% 10/15/14 (h)	GBP	100,000	130,540
REC Plantation Place Ltd. Series 5 Class A, 0.8456% 7/25/16 (h)	GBP	97,518	122,209
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.31% 10/15/31 (h)	GBP	49,140	36,917
Series 2007-2 Class D, 1.5181% 10/15/31 (h)	GBP	98,280	50,270
TOTAL UNITED KINGDOM			786,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,719,175)			1,395,350
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	212,000
Preferred Securities - 0.0%
	Principal Amount	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,340)	$ 400,000	$ 176,655
Equity Central Funds - 2.5%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,416,620)	63,400	11,036,038
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.17% (j)	15,312,459	15,312,459
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(j)	756,060	756,060
TOTAL MONEY MARKET FUNDS (Cost $16,068,519)		16,068,519
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	$ 27,000	27,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $411,370,986)		440,685,040
NET OTHER ASSETS - 0.2%		748,728
NET ASSETS - 100%		$ 441,433,768
Currency Abbreviation
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,335,827 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 4,002
Banc of America Securities LLC	2,932
Bank of America, NA	1,884
Barclays Capital, Inc.	3,948
Citigroup Global Markets, Inc.	2,932
Credit Suisse Securities (USA) LLC	5,437
ING Financial Markets LLC	1,955
J.P. Morgan Securities, Inc.	1,955
Mizuho Securities USA, Inc.	1,955
$ 27,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,620
Fidelity Emerging Markets Equity Central Fund	10,144
Fidelity Securities Lending Cash Central Fund	5,406
Total	$ 22,170
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 7,816,834	$ 14,875,650	$ 11,036,038	3.3%
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 116,103,231	$ 116,103,231	$ -	$ -
Japan	28,421,172	23,073,534	5,347,638	-
United Kingdom	22,879,352	4,282,595	18,596,757	-
Australia	14,244,002	12,192,642	2,051,360	-
Canada	12,263,705	12,263,705	-	-
France	10,219,086	1,923,506	8,295,580	-
Switzerland	8,494,212	185,642	8,308,570	-
Germany	7,824,288	-	7,824,288	-
Netherlands	4,136,776	886,722	3,250,054	-
Other	34,736,115	18,617,840	16,118,275	-
Corporate Bonds	68,328,128	-	68,325,128	3,000
Government Obligations	82,262,078	-	82,262,078	-
Asset-Backed Securities	1,252,202	-	1,184,231	67,971
Collateralized Mortgage Obligations	605,131	-	605,131	-
Commercial Mortgage Securities	1,395,350	-	1,156,338	239,012
Supranational Obligations	212,000	-	212,000	-
Preferred Securities	176,655	-	176,655	-
Equity Holdings	11,036,038	11,036,038	-	-
Money Market Funds	16,068,519	16,068,519	-	-
Cash Equivalents	27,000	-	27,000	-
Total Investments in Securities:	$ 440,685,040	$ 216,633,974	$ 223,741,083	$ 309,983
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	55,351
Cost of Purchases	-
Proceeds of Sales	(227)
Amortization/Accretion	1,752
Transfers in/out of Level 3	83,761
Ending Balance	$ 309,983
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 55,351

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $413,804,384. Net unrealized appreciation aggregated $26,880,656, of which $44,314,247 related to appreciated investment securities and $17,433,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Equity and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883470.100

AGBL-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.6%
	Shares	Value
Australia - 3.2%
AMP Ltd.	200,401	$ 1,109,301
BHP Billiton Ltd.	59,034	2,051,360
Coca-Cola Amatil Ltd.	90,121	871,006
Commonwealth Bank of Australia	33,518	1,577,646
Computershare Ltd.	100,638	1,033,164
Harvey Norman Holdings Ltd.	235,696	766,964
Macquarie Group Ltd.	14,994	665,044
Myer Holdings Ltd.	72,387	204,826
National Australia Bank Ltd.	53,805	1,254,607
Newcrest Mining Ltd.	29,110	811,599
QBE Insurance Group Ltd.	49,668	1,006,622
Ramsay Health Care Ltd.	46,714	473,790
Rio Tinto Ltd.	12,144	730,207
Wesfarmers Ltd.	34,390	836,561
Woolworths Ltd.	37,229	851,305
TOTAL AUSTRALIA		14,244,002
Bailiwick of Jersey - 0.2%
Experian PLC	64,800	616,112
Heritage Oil PLC (a)	21,500	169,823
Shire PLC	9,557	189,272
TOTAL BAILIWICK OF JERSEY		975,207
Belgium - 0.5%
Anheuser-Busch InBev SA NV	20,666	1,031,238
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	64
Fortis (a)	85,300	300,270
Gimv NV	1,900	97,295
Umicore SA	26,092	804,137
TOTAL BELGIUM		2,233,004
Bermuda - 0.3%
Bunge Ltd.	5,000	293,950
Marvell Technology Group Ltd. (a)	22,000	383,460
Seadrill Ltd. (e)	16,800	381,205
Signet Jewelers Ltd. (United Kingdom) (a)	15,000	401,216
TOTAL BERMUDA		1,459,831
Brazil - 0.1%
Banco Santander (Brasil) SA ADR	26,400	317,856
Canada - 2.8%
Agnico-Eagle Mines Ltd. (Canada)	1,500	75,821
Common Stocks - continued
	Shares	Value
Canada - continued
Agrium, Inc.	1,500	$ 84,364
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,100	246,735
ARC Energy Trust unit	1,000	18,517
Astral Media, Inc. Class A (non-vtg.)	1,300	41,226
Bank of Montreal	5,500	267,465
Bank of Nova Scotia	8,500	356,359
Barrick Gold Corp.	7,900	274,243
BCE, Inc.	7,200	184,966
Bombardier, Inc. Class B (sub. vtg.)	5,000	23,567
Brookfield Asset Management, Inc. Class A	3,300	66,506
Brookfield Properties Corp.	6,800	81,590
Cameco Corp.	3,000	81,081
Canadian Imperial Bank of Commerce	1,800	107,566
Canadian National Railway Co.	3,400	169,539
Canadian Natural Resources Ltd.	6,600	421,257
Canadian Oil Sands Trust	3,500	90,798
Canadian Pacific Railway Ltd.	2,200	103,859
Canadian Tire Ltd. Class A (non-vtg.)	1,100	55,015
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	60,685
Celestica, Inc. (sub. vtg.) (a)	14,600	142,546
Cenovus Energy, Inc.	6,700	154,827
CGI Group, Inc. Class A (sub. vtg.) (a)	23,900	314,927
CI Financial Corp.	7,300	149,031
Compton Petroleum Corp. (a)	49,500	43,977
Corus Entertainment, Inc. Class B (non-vtg.)	400	6,958
Crescent Point Energy Corp.	3,300	116,810
Eldorado Gold Corp. (a)	3,800	45,132
Emera, Inc.	2,300	49,751
Enbridge, Inc.	4,000	173,609
EnCana Corp.	8,400	256,878
Fairborne Energy Trust (a)	13,300	60,946
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	67,859
First Quantum Minerals Ltd.	1,900	137,796
Fortis, Inc.	2,100	54,400
George Weston Ltd.	700	45,104
Gildan Activewear, Inc. (a)	3,800	81,487
Goldcorp, Inc.	10,000	338,913
HudBay Minerals, Inc. (a)	2,800	31,658
Husky Energy, Inc.	3,000	74,628
IAMGOLD Corp.	3,500	46,119
IESI-BFC Ltd.	3,800	59,951
IGM Financial, Inc.	2,300	89,737
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	3,400	$ 122,226
Inmet Mining Corp.	900	45,577
Intact Financial Corp.	1,100	38,844
Iteration Energy Ltd. (a)	51,500	58,276
Keyera Facilities Income Fund	37,670	854,647
Kinross Gold Corp.	8,400	135,981
Magna International, Inc. Class A (sub. vtg.)	3,100	170,525
Manulife Financial Corp.	5,200	95,023
Methanex Corp.	4,100	91,639
Metro, Inc. Class A (sub. vtg.)	1,000	36,538
Nexen, Inc.	3,900	85,382
Niko Resources Ltd.	1,700	156,979
Open Text Corp. (a)	1,400	55,159
Osisko Mining Corp. (a)	6,000	43,991
PetroBakken Energy Ltd. Class A	10,917	302,711
Petrobank Energy & Resources Ltd. (a)	6,800	335,962
Potash Corp. of Saskatchewan, Inc.	2,600	257,544
Power Corp. of Canada (sub. vtg.)	4,700	123,335
Power Financial Corp.	1,500	42,308
Progress Energy Resources Corp.	3,800	49,077
Quebecor, Inc. Class B (sub. vtg.)	1,800	48,261
Red Back Mining, Inc. (a)	3,000	45,086
Research In Motion Ltd. (a)	6,700	421,832
RioCan (REIT)	4,100	73,196
Rogers Communications, Inc. Class B (non-vtg.)	7,850	244,904
RONA, Inc. (a)	2,200	32,116
Royal Bank of Canada	13,400	655,150
Shaw Communications, Inc. Class B	3,900	72,580
Silver Wheaton Corp. (a)	3,700	51,038
SNC-Lavalin Group, Inc.	1,400	64,115
Sun Life Financial, Inc.	1,400	40,888
Suncor Energy, Inc.	16,072	507,426
SXC Health Solutions Corp. (a)	1,800	84,521
Talisman Energy, Inc.	13,200	218,375
Teck Resources Ltd. Class B (sub. vtg.) (a)	7,700	252,106
TELUS Corp.	2,050	63,515
Tim Hortons, Inc.	4,500	128,880
Toronto-Dominion Bank	9,200	542,037
TransCanada Corp.	6,300	201,320
Yamana Gold, Inc.	6,000	60,432
TOTAL CANADA		12,263,705
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.1%
Hengdeli Holdings Ltd.	668,000	$ 221,980
Herbalife Ltd.	6,000	233,100
TOTAL CAYMAN ISLANDS		455,080
Chile - 0.0%
Embotelladora Andina SA sponsored ADR	5,000	99,400
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	2,900	1,193,959
BYD Co. Ltd. (H Shares) (a)	65,500	480,033
Tencent Holdings Ltd.	83,700	1,565,342
TOTAL CHINA		3,239,334
Denmark - 0.4%
Carlsberg AS Series B	4,500	335,600
Danske Bank AS (a)	8,869	210,653
FLSmidth & Co. A/S	6,100	388,682
Novo Nordisk AS Series B	14,288	966,660
William Demant Holding AS (a)	600	46,824
TOTAL DENMARK		1,948,419
Finland - 0.2%
Fortum Corp.	22,000	558,266
Metso Corp.	6,900	231,565
Nokian Tyres PLC	9,768	236,153
TOTAL FINLAND		1,025,984
France - 2.3%
Alstom SA	4,522	301,923
Atos Origin SA (a)	7,275	338,330
AXA SA	31,047	639,260
Cap Gemini SA	5,300	235,332
CFAO SA	2,400	95,821
Essilor International SA	8,188	476,295
Groupe Eurotunnel SA	11,600	111,829
Iliad Group SA	3,741	414,617
L'Oreal SA	7,600	801,311
PPR SA	5,000	609,711
Remy Cointreau SA	9,000	451,076
Sanofi-Aventis	26,179	1,935,721
Schneider Electric SA	9,344	963,936
Societe Generale Series A	12,401	717,461
Common Stocks - continued
	Shares	Value
France - continued
Total SA sponsored ADR	33,400	$ 1,923,506
Vallourec SA	1,180	202,957
TOTAL FRANCE		10,219,086
Germany - 1.6%
Aixtron AG	3,800	114,311
BASF AG	15,770	895,047
Bayerische Motoren Werke AG (BMW)	9,668	412,089
Deutsche Bank AG	9,600	585,312
Deutsche Boerse AG	8,498	556,315
Deutsche Lufthansa AG (Reg.)	9,900	158,446
Deutsche Postbank AG (a)	7,000	213,127
E.ON AG	36,762	1,349,313
HeidelbergCement AG	8,530	514,019
Infineon Technologies AG (a)	37,000	201,650
Linde AG	4,724	516,397
Metro AG	2,500	136,367
Rheinmetall AG	6,700	426,204
SAP AG	16,238	735,906
Siemens AG (Reg.)	4,369	389,322
TOTAL GERMANY		7,203,825
Greece - 0.2%
Coca-Cola Hellenic Bottling Co. SA	10,100	231,477
Fourlis Holdings SA	16,600	202,060
National Bank of Greece SA (a)	27,200	594,546
TOTAL GREECE		1,028,083
Hong Kong - 0.8%
BOC Hong Kong Holdings Ltd.	188,500	395,746
Hang Seng Bank Ltd.	56,900	799,566
Li & Fung Ltd.	170,000	779,500
Sun Hung Kai Properties Ltd.	41,000	529,666
Swire Pacific Ltd. (A Shares)	71,000	775,939
TOTAL HONG KONG		3,280,417
India - 0.1%
Dr. Reddy's Laboratories Ltd. sponsored ADR (e)	14,000	331,940
Ireland - 0.5%
Covidien PLC	17,000	859,520
CRH PLC	20,747	498,204
Common Stocks - continued
	Shares	Value
Ireland - continued
Ingersoll-Rand Co. Ltd.	17,600	$ 571,296
Warner Chilcott PLC (a)	10,000	273,300
TOTAL IRELAND		2,202,320
Israel - 0.6%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,000	2,609,120
Italy - 0.4%
Fiat SpA (a)	18,600	233,086
Intesa Sanpaolo SpA	170,136	647,623
Mediaset SpA	72,400	549,555
Prysmian SpA	13,100	237,745
TOTAL ITALY		1,668,009
Japan - 6.4%
ACOM Co. Ltd. (e)	4,480	77,223
Aisin Seiki Co. Ltd.	7,900	209,686
Ajinomoto Co., Inc.	39,000	370,256
Alps Electric Co. Ltd. (a)	24,100	138,294
Asahi Glass Co. Ltd.	11,000	110,402
Bridgestone Corp.	23,200	371,889
Canon, Inc.	11,700	457,305
Chuo Mitsui Trust Holdings, Inc.	233,000	828,548
Citizen Holdings Co. Ltd.	22,300	146,740
CyberAgent, Inc.	42	73,513
Daicel Chemical Industries Ltd.	74,000	445,951
Dainippon Screen Manufacturing Co. Ltd. (a)	25,000	122,964
Daiwa House Industry Co. Ltd.	93,000	982,851
Denso Corp.	26,200	773,491
Fuji Machine Manufacturing Co. Ltd.	3,400	51,940
Fujifilm Holdings Corp.	6,700	214,580
Fujitsu Ltd.	48,000	295,646
Hitachi Transport System Ltd.	7,100	94,305
Honda Motor Co. Ltd.	27,600	935,288
Japan Tobacco, Inc.	86	311,532
JSR Corp.	27,000	533,300
Kakaku.com, Inc.	56	206,580
Kansai Paint Co. Ltd.	15,000	121,967
Kobayashi Pharmaceutical Co. Ltd.	8,800	351,435
Kuraray Co. Ltd.	56,500	659,699
Lawson, Inc.	2,900	131,716
Matsumotokiyoshi Holdings Co. Ltd.	12,200	267,057
Mitsubishi Electric Corp. (a)	43,000	336,779
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Tanabe Pharma Corp.	12,000	$ 170,422
Mitsubishi UFJ Financial Group, Inc.	285,500	1,469,122
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,100	245,397
Mitsui & Co. Ltd.	60,900	898,624
Mitsui Sumitomo Insurance Group Holdings, Inc.	37,200	933,400
NHK Spring Co. Ltd.	17,000	148,399
Nichi-iko Pharmaceutical Co. Ltd.	5,400	165,105
Nippon Building Fund, Inc.	41	362,446
Nippon Electric Glass Co. Ltd.	22,000	310,978
Nippon Express Co. Ltd.	56,000	235,737
Nippon Oil Corp.	28,000	131,206
Nippon Sheet Glass Co. Ltd.	33,000	85,543
Nippon Steel Corp.	196,000	714,346
Nippon Television Network Corp.	7,240	993,726
Nissan Motor Co. Ltd. (a)	22,100	179,637
Nomura Holdings, Inc.	55,900	417,901
NSK Ltd.	97,000	705,982
NTT DoCoMo, Inc.	396	592,742
Okinawa Cellular Telephone Co.	56	103,724
ORIX Corp.	9,540	718,644
Osaka Securities Exchange Co. Ltd.	42	233,566
Park24 Co. Ltd.	14,200	149,755
Rakuten, Inc.	665	544,406
ROHM Co. Ltd.	3,800	256,364
Samco, Inc.	2,600	61,925
Sega Sammy Holdings, Inc.	7,400	83,452
Shin-Etsu Chemical Co., Ltd.	12,100	634,020
Shinko Electric Industries Co.Ltd.	24,900	337,627
SKY Perfect JSAT Holdings, Inc.	420	179,827
SMC Corp.	4,800	581,190
SOFTBANK CORP.	3,700	94,314
Sony Corp.	18,000	600,296
Stanley Electric Co. Ltd.	19,200	367,963
Sumco Corp.	7,300	125,993
Sumitomo Corp.	9,500	107,239
Sumitomo Electric Industries Ltd.	54,700	720,486
Sumitomo Mitsui Financial Group, Inc.	12,600	409,671
T&D Holdings, Inc.	21,750	451,288
Taiyo Yuden Co. Ltd.	10,000	153,983
TDK Corp.	15,700	1,019,187
Tokai Carbon Co. Ltd.	34,000	160,075
Toridoll Corp.	59	109,739
Common Stocks - continued
	Shares	Value
Japan - continued
Toshiba Corp. (a)	128,000	$ 704,730
Toyota Motor Corp.	12,500	480,767
Uni-Charm Corp.	3,600	342,173
West Japan Railway Co.	89	307,118
TOTAL JAPAN		28,421,172
Korea (South) - 0.0%
Kia Motors Corp. (a)	9,000	151,825
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	14,430	558,606
Netherlands - 0.9%
Akzo Nobel NV	9,065	539,591
ASML Holding NV:
(Netherlands)	15,900	499,340
(NY Shares)	6,600	206,250
James Hardie Industries NV unit (a)	72,748	482,456
Koninklijke KPN NV	32,921	545,103
Koninklijke Philips Electronics NV	26,400	797,202
QIAGEN NV (a)	9,100	198,016
TNT NV	2,000	57,415
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	26,500	811,403
TOTAL NETHERLANDS		4,136,776
Netherlands Antilles - 0.1%
Schlumberger Ltd.	4,000	253,840
Norway - 0.4%
DnB NOR ASA (a)	41,200	465,243
Pronova BioPharma ASA (a)	16,900	49,726
Sevan Marine ASA (a)	70,000	100,756
Storebrand ASA (A Shares) (a)	75,500	527,822
Telenor ASA (a)	32,400	421,086
TOTAL NORWAY		1,564,633
Papua New Guinea - 0.2%
Lihir Gold Ltd.	152,652	373,902
Oil Search Ltd.	105,546	490,911
TOTAL PAPUA NEW GUINEA		864,813
Singapore - 0.7%
Avago Technologies Ltd.	34,000	590,920
CapitaLand Ltd.	235,500	646,421
Keppel Corp. Ltd.	49,000	291,648
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd.	192,538	$ 327,229
Raffles Education Corp. Ltd.	346,629	98,597
United Overseas Bank Ltd.	74,000	955,620
TOTAL SINGAPORE		2,910,435
South Africa - 0.1%
Impala Platinum Holdings Ltd.	9,500	246,143
Spain - 0.8%
Banco Santander SA	79,221	1,123,391
Cintra Concesiones de Infrastructuras de Transporte SA	16,400	171,063
Inditex SA	8,900	560,203
Sol Melia SA	20,600	169,027
Telefonica SA sponsored ADR	17,700	1,267,320
TOTAL SPAIN		3,291,004
Sweden - 0.4%
Modern Times Group MTG AB (B Shares)	8,200	376,024
Sandvik AB	28,200	306,414
Skandinaviska Enskilda Banken AB (A Shares) (a)	49,700	294,333
SKF AB (B Shares)	25,000	386,246
Swedbank AB (A Shares)	28,946	249,056
TOTAL SWEDEN		1,612,073
Switzerland - 1.9%
Actelion Ltd. (Reg.) (a)	6,821	360,862
Credit Suisse Group (Reg.)	10,518	454,957
Nestle SA (Reg.)	30,879	1,463,649
Nobel Biocare Holding AG (Switzerland)	7,685	226,035
Novartis AG (Reg.)	28,896	1,546,294
Roche Holding AG (participation certificate)	10,675	1,790,871
Schindler Holding AG (participation certificate)	3,753	277,425
Sonova Holding AG Class B	4,406	545,303
Swiss Reinsurance Co. (Reg.)	10,026	433,402
The Swatch Group AG (Bearer)	1,100	287,538
Transocean Ltd. (a)	1,800	152,532
UBS AG:
(For. Reg.) (a)	70,716	922,234
(NY Shares) (a)	2,545	33,110
TOTAL SWITZERLAND		8,494,212
Turkey - 0.1%
Turkiye Is Bankasi AS Series C	47,000	208,791
Common Stocks - continued
	Shares	Value
United Kingdom - 5.2%
Anglo American PLC (United Kingdom) (a)	31,455	$ 1,154,081
Barclays PLC	214,483	916,674
Barratt Developments PLC (a)	40,100	76,114
Bellway PLC	9,800	115,457
BG Group PLC	57,036	1,048,506
Bovis Homes Group PLC (a)	14,300	90,385
BP PLC	99,100	924,578
BP PLC sponsored ADR	17,000	954,040
British American Tobacco PLC sponsored ADR	3,000	199,620
BT Group PLC	227,600	496,692
Burberry Group PLC	33,900	330,907
Carphone Warehouse Group PLC	73,500	223,029
Centrica PLC	167,428	718,752
Ensco International Ltd. ADR	3,000	117,090
HSBC Holdings PLC sponsored ADR	47,222	2,526,849
Imperial Tobacco Group PLC	37,288	1,202,419
InterContinental Hotel Group PLC	22,229	317,895
Invensys PLC	100,400	490,941
ITV PLC	622,700	558,385
Misys PLC (a)	82,800	282,781
Mothercare PLC	52,400	535,932
National Grid PLC	78,300	786,400
Reckitt Benckiser Group PLC	19,124	991,352
Rio Tinto PLC (Reg.)	26,998	1,316,520
Rolls-Royce Group PLC	53,000	403,822
Royal Dutch Shell PLC Class A (United Kingdom)	81,937	2,264,641
Salamander Energy PLC (a)	43,800	184,847
Schroders PLC	17,800	351,759
Serco Group PLC	33,846	269,029
SSL International PLC	24,259	300,601
Standard Chartered PLC (United Kingdom)	36,654	844,252
Taylor Wimpey PLC (a)	337,373	207,230
The Game Group PLC	87,900	129,001
Tomkins PLC	87,200	260,919
Vedanta Resources PLC	4,800	184,108
Vodafone Group PLC sponsored ADR	22,600	484,996
Whitbread PLC	9,483	212,052
Wolseley PLC (a)	18,486	406,696
TOTAL UNITED KINGDOM		22,879,352
United States of America - 26.3%
3M Co.	5,500	442,695
Common Stocks - continued
	Shares	Value
United States of America - continued
Advanced Micro Devices, Inc. (a)	25,000	$ 186,500
AGA Medical Holdings, Inc.	3,000	42,990
AGCO Corp. (a)	9,000	278,190
Agilent Technologies, Inc.	45,000	1,261,350
Allegheny Technologies, Inc.	13,000	531,050
Allergan, Inc.	1,900	109,250
Amazon.com, Inc. (a)	11,100	1,392,051
American Express Co.	129,300	4,869,438
Anadarko Petroleum Corp.	32,500	2,072,850
Apple, Inc. (a)	23,500	4,514,820
Applied Micro Circuits Corp. (a)	49,000	359,170
Arena Resources, Inc. (a)	12,200	467,748
Baker Hughes, Inc.	18,000	815,040
Bank of America Corp.	117,000	1,776,060
Berkshire Hathaway, Inc. Class B (a)	18,000	1,375,740
BioMarin Pharmaceutical, Inc. (a)	13,000	252,590
BMC Software, Inc. (a)	16,044	619,940
Bruker BioSciences Corp. (a)	25,000	306,750
Bucyrus International, Inc. Class A	5,000	261,900
CareFusion Corp. (a)	38,000	978,500
Celanese Corp. Class A	88,300	2,569,530
Cerner Corp. (a)	6,000	453,900
Charles Schwab Corp.	56,000	1,024,240
CIGNA Corp.	67,000	2,262,590
Cisco Systems, Inc. (a)	85,200	1,914,444
Citrix Systems, Inc. (a)	52,000	2,160,600
Cliffs Natural Resources, Inc.	1,000	39,950
CME Group, Inc.	2,900	831,778
Cognizant Technology Solutions Corp. Class A (a)	11,100	484,626
Comerica, Inc.	96,000	3,312,960
CSX Corp.	13,000	557,180
Cummins, Inc.	52,000	2,348,320
Deere & Co.	5,000	249,750
Dendreon Corp. (a)	17,000	470,900
Diamond Foods, Inc.	11,100	398,712
DineEquity, Inc. (a)	10,000	227,400
Dow Chemical Co.	18,000	487,620
Drew Industries, Inc. (a)	5,000	93,000
DSW, Inc. Class A (a)	3,000	72,300
Eaton Corp.	6,500	398,060
eBay, Inc. (a)	21,000	483,420
EMC Corp. (a)	13,000	216,710
Common Stocks - continued
	Shares	Value
United States of America - continued
Estee Lauder Companies, Inc. Class A	34,000	$ 1,785,680
ev3, Inc. (a)	16,000	233,280
Express Scripts, Inc. (a)	11,500	964,390
F5 Networks, Inc. (a)	2,000	98,860
Fiserv, Inc. (a)	3,000	135,120
Fluor Corp.	14,200	643,828
Franklin Resources, Inc.	5,100	505,053
G-III Apparel Group Ltd. (a)	3,700	64,417
General Electric Co.	41,000	659,280
Genworth Financial, Inc. Class A (a)	11,000	152,240
Google, Inc. Class A (a)	4,900	2,594,158
Group 1 Automotive, Inc. (a)	2,000	58,000
Harley-Davidson, Inc.	2,000	45,480
Hewitt Associates, Inc. Class A (a)	8,000	315,840
Hewlett-Packard Co.	31,000	1,459,170
ImmunoGen, Inc. (a)	19,000	132,810
Informatica Corp. (a)	29,000	687,010
International Coal Group, Inc. (a)	15,000	53,550
iRobot Corp. (a)	47,000	742,600
J. Crew Group, Inc. (a)	6,000	235,260
J.B. Hunt Transport Services, Inc.	4,000	122,640
Jacobs Engineering Group, Inc. (a)	16,100	608,419
Johnson Controls, Inc.	14,027	390,371
JPMorgan Chase & Co.	52,300	2,036,562
King Pharmaceuticals, Inc. (a)	7,000	84,070
Lam Research Corp. (a)	26,000	858,260
Life Technologies Corp. (a)	5,000	248,550
Lithia Motors, Inc. Class A (sub. vtg.) (a)	10,000	78,000
Mako Surgical Corp. (a)	43,000	493,640
Mariner Energy, Inc. (a)	15,100	218,195
Medco Health Solutions, Inc. (a)	8,000	491,840
Merck & Co., Inc.	130,600	4,986,308
Micromet, Inc. (a)	25,000	194,250
Microsoft Corp.	158,900	4,477,802
Micrus Endovascular Corp. (a)	3,000	50,340
Monsanto Co.	15,000	1,138,200
Morgan Stanley	43,600	1,167,608
National Oilwell Varco, Inc.	2,000	81,800
NetApp, Inc. (a)	12,000	349,560
News Corp. Class B	28,000	411,040
NVIDIA Corp. (a)	11,000	169,290
Occidental Petroleum Corp.	46,000	3,603,640
Common Stocks - continued
	Shares	Value
United States of America - continued
Peabody Energy Corp.	61,000	$ 2,569,320
Pfizer, Inc.	131,200	2,448,192
Philip Morris International, Inc.	18,000	819,180
Pioneer Drilling Co. (a)	3,000	23,850
Plains Exploration & Production Co. (a)	19,000	633,650
PMC-Sierra, Inc. (a)	17,000	135,150
Polo Ralph Lauren Corp. Class A	3,000	246,000
Precision Castparts Corp.	14,000	1,473,500
Pride International, Inc. (a)	4,100	121,360
Prudential Financial, Inc.	6,000	299,940
Quanex Building Products Corp.	2,000	32,160
Rackspace Hosting, Inc. (a)	4,000	72,880
RadioShack Corp.	5,000	97,600
Raytheon Co. warrants 6/16/11 (a)	112	1,680
Red Hat, Inc. (a)	21,000	571,620
Regal-Beloit Corp.	6,000	284,400
RSC Holdings, Inc. (a)	12,000	86,160
Salesforce.com, Inc. (a)	5,000	317,750
SanDisk Corp. (a)	9,400	238,948
Schweitzer-Mauduit International, Inc.	7,300	549,252
Smith International, Inc.	21,000	636,720
Solera Holdings, Inc.	18,000	595,980
Starbucks Corp. (a)	55,000	1,198,450
Starwood Hotels & Resorts Worldwide, Inc.	3,000	99,960
Stoneridge, Inc. (a)	13,000	90,740
Strayer Education, Inc.	2,800	581,784
SVB Financial Group (a)	6,000	260,340
Taleo Corp. Class A (a)	11,000	223,410
TECO Energy, Inc.	85,000	1,323,450
Teradyne, Inc. (a)	151,000	1,410,340
Terra Industries, Inc.	16,000	505,600
TETRA Technologies, Inc. (a)	30,000	313,800
The Coca-Cola Co.	9,700	526,225
The Stanley Works	3,000	153,750
The Walt Disney Co.	39,000	1,152,450
Thor Industries, Inc.	7,000	222,250
Titanium Metals Corp. (a)	19,000	220,970
TJX Companies, Inc.	8,000	304,080
Unifirst Corp.	2,000	100,480
Union Pacific Corp.	105,100	6,358,550
United Rentals, Inc. (a)	5,000	40,050
Viacom, Inc. Class B (non-vtg.) (a)	52,800	1,538,592
Common Stocks - continued
	Shares	Value
United States of America - continued
Virgin Media, Inc.	15,900	$ 225,621
Visa, Inc. Class A	6,500	533,195
Walgreen Co.	51,000	1,838,550
Watson Pharmaceuticals, Inc. (a)	10,000	383,700
WebMD Health Corp. (a)	17,220	671,236
Wells Fargo & Co.	103,000	2,928,290
WMS Industries, Inc. (a)	45,000	1,668,600
Wyndham Worldwide Corp.	55,953	1,174,453
TOTAL UNITED STATES OF AMERICA		116,103,231
TOTAL COMMON STOCKS (Cost $241,511,889)		258,501,528
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.1%
ProSiebenSat.1 Media AG	46,100	620,463
Italy - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	18,200	199,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $752,511)		820,411
Corporate Bonds - 15.5%
		Principal Amount (d)
Convertible Bonds - 0.3%
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12		$ 250,000	469,075
United States of America - 0.2%
Hertz Global Holdings, Inc. 5.25% 6/1/14		300,000	435,635
James River Coal Co. 4.5% 12/1/15 (f)		190,000	168,245
TOTAL UNITED STATES OF AMERICA			603,880
TOTAL CONVERTIBLE BONDS			1,072,955
Nonconvertible Bonds - 15.2%
Australia - 0.9%
Commonwealth Bank of Australia 5% 10/15/19 (Reg. S)		370,000	373,970
Didon Tunisia Pty. Ltd. 3.7543% 3/13/12 (f)(h)		100,000	89,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Australia - continued
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 344,911
QBE Insurance Group Ltd. 6.125% 9/28/15	GBP	200,000	338,118
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	319,227
St. George Bank Ltd. 0.985% 3/11/15 (h)	EUR	350,000	468,050
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	355,554
4.875% 11/19/19		600,000	597,003
5% 10/21/19	GBP	300,000	475,928
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	554,907
TOTAL AUSTRALIA			3,916,668
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (h)	EUR	200,000	223,393
Bermuda - 0.0%
MPF Corp. (Norway) AS 8.275% 9/20/11 (c)(f)(h)		300,000	3,000
Northern Offshore Ltd. 4.7543% 6/14/10 (f)(h)		100,000	98,000
TOTAL BERMUDA			101,000
Brazil - 0.1%
Banco do Brasil SA 4.5% 1/22/15 (Reg. S)		500,000	501,000
Canada - 0.5%
British Columbia Province 4.65% 12/18/18	CAD	1,750,000	1,745,090
Nexen, Inc. 7.5% 7/30/39		300,000	340,106
NOVA Chemicals Corp. 8.625% 11/1/19 (f)		180,000	182,700
TOTAL CANADA			2,267,896
Cayman Islands - 0.3%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	458,763
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	407,125
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	226,524
TOTAL CAYMAN ISLANDS			1,092,412
France - 1.2%
BNP Paribas SA:
0.4666% 11/23/15 (h)		200,000	196,600
5.019% (h)	EUR	150,000	175,733
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (h)	EUR	50,000	$ 52,408
Compagnie de St. Gobain:
0.942% 4/11/12 (h)	EUR	175,000	235,707
6% 5/20/13	EUR	50,000	75,356
Credit Agricole SA 4.13% (h)	EUR	200,000	224,408
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	370,221
Credit Logement SA:
1.314% (h)	EUR	150,000	164,294
4.604% (h)	EUR	250,000	282,815
EDF SA:
4.625% 9/11/24	EUR	150,000	211,713
6.95% 1/26/39 (f)		250,000	291,367
Lafarge SA 8.75% 5/30/17	GBP	250,000	468,982
Natixis SA 0.92% 1/26/17 (h)	EUR	100,000	121,357
Safran SA 4% 11/26/14	EUR	550,000	771,134
Societe Generale 0.895% 6/7/17 (h)	EUR	100,000	131,996
Societe Generale SCF 4% 7/7/16	EUR	450,000	647,892
TPSA Eurofinance France SA 6% 5/22/14	EUR	100,000	152,105
Veolia Environnement 6.125% 11/25/33	EUR	250,000	388,542
Vivendi 5.75% 4/4/13 (Reg. S)		300,000	320,766
TOTAL FRANCE			5,283,396
Germany - 0.6%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	293,175
Commerzbank AG:
4.125% 9/13/16 (h)	EUR	300,000	388,512
5.625% 11/29/17 (h)	EUR	100,000	137,188
Deutsche Boerse AG 7.5% 6/13/38 (h)	EUR	200,000	295,486
Hella KGaA Hueck & Co. 7.25% 10/20/14	EUR	75,000	106,272
Landesbank Berlin AG 5.875% 11/25/19	EUR	500,000	706,614
Thyssenkrupp AG 8% 6/18/14	EUR	200,000	310,892
Volkswagen Leasing GmbH 4.875% 10/18/12	EUR	250,000	365,995
WestLB AG 3.5% 9/3/12	EUR	120,000	170,272
TOTAL GERMANY			2,774,406
India - 0.1%
Export-Import Bank of India 0.7863% 6/7/12 (h)	JPY	20,000,000	213,989
Ireland - 0.2%
Allied Irish Banks PLC 5.25% 3/10/25 (h)	GBP	160,000	162,909
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Ireland - continued
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	321,694	$ 434,862
TransCapitalInvest Ltd. 5.67% 3/5/14 (Reg. S)		400,000	405,204
TOTAL IRELAND			1,002,975
Italy - 0.6%
Assicurazioni Generali SpA 5.125% 9/16/24	EUR	250,000	367,544
Banca Italease SpA 0.922% 2/2/10 (h)	EUR	400,000	554,580
Intesa Sanpaolo SpA:
3.75% 11/23/16	EUR	350,000	483,908
6.375% 11/12/17 (h)	GBP	150,000	252,653
Telecom Italia SpA 6.75% 3/21/13	EUR	150,000	230,811
Unione di Banche Italiane SCPA 4% 12/16/19	EUR	650,000	892,728
TOTAL ITALY			2,782,224
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	250,000	255,213
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		200,000	214,745
Kookmin Bank 5.875% 6/11/12		200,000	213,490
Korea Hydro & Nuclear Power Co. Ltd. 6.25% 6/17/14		300,000	326,087
National Agricultural Cooperative Federation 5% 9/30/14 (Reg. S)		200,000	206,200
Shinhan Bank:
5.663% 3/2/35 (h)		350,000	317,685
6% 6/29/12 (Reg. S)		300,000	320,867
Woori Bank 7.63% 4/14/15 (f)		250,000	272,222
TOTAL KOREA (SOUTH)			1,871,296
Luxembourg - 0.5%
Enel Finance International SA 6% 10/7/39 (Reg. S)		400,000	399,518
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Reg. S)		250,000	246,395
6.58% 10/31/13	GBP	100,000	161,995
7.51% 7/31/13 (Reg S.)		200,000	211,824
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	150,000	231,921
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	797,520
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Luxembourg - continued
Olivetti Finance NV 7.75% 1/24/33	EUR	100,000	$ 167,734
Russian Standard Finance SA 7.5% 10/7/10 (Reg. S)		100,000	98,750
TOTAL LUXEMBOURG			2,315,657
Malaysia - 0.1%
Petronas Capital Ltd. 5.25% 8/12/19 (Reg. S)		200,000	201,608
Netherlands - 0.9%
Allianz Finance II BV 4.75% 7/22/19	EUR	100,000	146,747
Bayer Capital Corp. BV 4.625% 9/26/14	EUR	325,000	483,359
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	340,795	245,823
Deutsche Telekom International Financial BV 7.5% 1/24/33	EUR	200,000	354,299
Eureko BV 5.125% (h)	EUR	600,000	653,018
ING Bank NV 4.75% 5/27/19	EUR	700,000	1,030,188
KBC IFIMA NV 4.5% 9/17/14	EUR	250,000	354,915
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	447,226
Rabobank Nederland 0.792% 7/28/15 (h)	EUR	150,000	200,616
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (h)	GBP	150,000	239,218
TOTAL NETHERLANDS			4,155,409
Norway - 0.5%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	293,943
Kommunalbanken AS 5.125% 5/30/12		1,900,000	2,051,297
Petrolia Drilling ASA 12% 6/20/12 (f)	NOK	500,000	40,519
TOTAL NORWAY			2,385,759
Portugal - 0.1%
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	400,000	553,316
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		200,000	202,968
Spain - 0.2%
Mapfre SA 5.921% 7/24/37 (h)	EUR	450,000	536,943
Santander Issuances SA Unipersonal 1.047% 7/25/17 (h)	EUR	150,000	197,486
Telefonica Emisiones SAU 4.693% 11/11/19	EUR	250,000	348,875
TOTAL SPAIN			1,083,304
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Sweden - 0.1%
Nordea Bank AB 0.4566% 6/9/16 (h)		$ 400,000	$ 387,339
Svenska Handelsbanken AB 0.4036% 3/15/16 (h)		200,000	192,788
TOTAL SWEDEN			580,127
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	499,335
Thailand - 0.0%
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		200,000	201,000
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4.75% 9/15/14 (Reg. S)		300,000	291,750
6.5% 10/27/36		300,000	275,268
Emirates Bank International PJSC 4.7806% 4/30/12 (h)		229,000	207,350
TOTAL UNITED ARAB EMIRATES			774,368
United Kingdom - 3.1%
3i Group PLC 0.918% 6/8/12 (h)	EUR	400,000	503,076
BAA Funding Ltd. 4.6% 2/15/20 (Reg. S) (h)	EUR	550,000	706,676
Bank of Scotland 6.375% 8/16/19	GBP	400,000	595,621
Barclays Bank PLC:
0.4506% 6/27/16 (f)(h)		100,000	92,151
0.4619% 5/25/15 (h)		550,000	536,532
5.25% 5/27/14	EUR	300,000	448,390
6.75% 1/16/23 (h)	GBP	300,000	498,793
14% (h)	GBP	100,000	204,861
BAT International Finance PLC:
4.875% 2/24/21	EUR	100,000	142,558
8.125% 11/15/13		200,000	235,500
BG Energy Capital PLC 3.375% 7/15/13	EUR	150,000	213,135
Broadgate PLC 1.405% 10/5/25 (h)	GBP	31,250	36,964
Credit Suisse London Branch 4.75% 8/5/19	EUR	300,000	426,404
Daily Mail & General Trust PLC:
5.75% 12/7/18	GBP	150,000	212,187
5.75% 12/7/18	GBP	150,000	202,402
Experian Finance PLC 4.75% 2/4/20 (g)	EUR	150,000	210,411
First Hydro Finance PLC 9% 7/31/21	GBP	200,000	368,487
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	240,064
8.375% 2/17/16	EUR	600,000	1,022,200
InterContinental Hotel Group PLC 6% 12/9/16	GBP	250,000	398,861
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	$ 174,252
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	163,915
7.125% 12/1/37 (f)		200,000	213,690
National Express Group PLC 6.25% 1/13/17	GBP	150,000	241,782
Nationwide Building Society:
0.93% 12/22/16 (h)	EUR	150,000	172,238
3.375% 8/17/15 (h)	EUR	455,000	599,205
Northern Rock PLC 0.349% 10/21/10 (h)		250,000	239,555
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	150,000	171,833
5% 1/21/16 (h)	GBP	50,000	71,986
7.125% 10/19/16	GBP	200,000	333,219
Prudential PLC 6.125% 12/19/31	GBP	110,000	168,119
Rexam PLC 4.375% 3/15/13	EUR	250,000	354,429
Royal Bank of Scotland PLC:
0.4494% 4/11/16 (h)		250,000	200,276
5.75% 5/21/14	EUR	250,000	367,884
6.934% 4/9/18	EUR	300,000	410,790
Scottish & Southern Energy PLC 6.25% 8/27/38	GBP	150,000	268,676
Society of Lloyd's 6.875% 11/17/25 (h)	GBP	200,000	326,547
Standard Chartered Bank:
0.5794% 2/3/15 (h)		100,000	99,582
5.875% 9/26/17 (Reg. S)	EUR	250,000	375,726
Tesco PLC 5.875% 9/12/16	EUR	100,000	157,402
UBS AG Jersey Branch:
0.4013% 4/18/16 (h)		250,000	235,913
0.864% 11/17/15 (h)	EUR	350,000	462,669
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	152,065
Ukrsotsbank 8% 2/22/10 (Issued by Credit Suisse First Boston International for Ukrsotsbank)		100,000	99,408
Vodafone Group PLC 0.5356% 2/27/12 (h)		160,000	159,685
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	181,549
TOTAL UNITED KINGDOM			13,697,668
United States of America - 4.2%
Altria Group, Inc.:
8.5% 11/10/13		210,000	247,934
9.25% 8/6/19		400,000	492,506
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20 (Reg. S)		$ 340,000	$ 348,717
BA Covered Bond Issuer 4.125% 4/5/12	EUR	1,700,000	2,418,788
Bank of America Corp.:
4.75% 5/6/19	EUR	250,000	318,523
6.125% 9/15/21	GBP	250,000	406,808
7.375% 5/15/14		115,000	130,345
7.625% 6/1/19		285,000	326,078
CenturyTel, Inc. 7.6% 9/15/39		105,000	109,996
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	350,000	369,179
ConocoPhillips 6% 1/15/20		350,000	391,430
COX Communications, Inc. 8.375% 3/1/39 (f)		250,000	316,358
Credit Suisse First Boston New York Branch 5% 5/15/13		400,000	431,138
Dominion Resources, Inc. 6.3% 9/30/66 (h)		190,000	176,700
Dow Chemical Co. 8.55% 5/15/19		280,000	334,858
General Electric Capital Corp. 5.9% 5/13/14		160,000	174,471
General Electric Co. 5.25% 12/6/17		200,000	208,859
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	319,268
Goldman Sachs Group, Inc.:
6% 5/1/14		150,000	164,305
6.15% 4/1/18		200,000	212,806
JPMorgan Chase & Co. 5.25% 5/8/13	EUR	250,000	373,832
KeyBank NA:
0.84% 11/21/11 (h)	EUR	50,000	63,915
0.886% 2/9/12 (h)	EUR	510,000	647,369
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	249,439
Merck & Co., Inc. 5.85% 6/30/39		300,000	318,393
Merrill Lynch & Co., Inc.:
4.625% 10/2/13	EUR	260,000	369,867
6.15% 4/25/13		500,000	540,951
6.75% 5/21/13	EUR	150,000	227,512
Morgan Stanley 0.977% 7/20/12 (h)	EUR	430,000	572,976
Motiva Enterprises LLC:
6.85% 1/15/40 (f)		300,000	323,791
6.85% 1/15/40 (Reg. S)		80,000	86,344
Pemex Project Funding Master Trust 5.5% 2/24/25 (Reg. S)	EUR	300,000	383,010
Pfizer, Inc. 6.2% 3/15/19		1,200,000	1,345,387
Plains All American Pipeline LP 8.75% 5/1/19		100,000	124,446
PPL Energy Supply LLC 6.5% 5/1/18		160,000	171,801
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Roche Holdings, Inc. 6% 3/1/19 (f)		$ 150,000	$ 165,669
SLM Corp. 0.914% 12/15/10 (h)	EUR	200,000	264,529
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	310,347
Sprint Capital Corp. 8.75% 3/15/32		325,000	292,500
Time Warner Cable, Inc.:
6.75% 6/15/39		350,000	371,018
8.25% 2/14/14		200,000	237,589
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	294,091
US Bank NA, Cincinnati 4.375% 2/28/17 (h)	EUR	450,000	610,869
Verizon Wireless Capital LLC 5.55% 2/1/14		400,000	441,170
WaMu Covered Bond Program 4.375% 5/19/14	EUR	550,000	783,326
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (f)		400,000	429,351
Wells Fargo & Co. 3.75% 10/1/14		300,000	302,616
Xerox Corp. 8.25% 5/15/14		100,000	117,611
TOTAL UNITED STATES OF AMERICA			18,318,786
TOTAL NONCONVERTIBLE BONDS			67,255,173
TOTAL CORPORATE BONDS (Cost $65,139,288)			68,328,128
Government Obligations - 18.6%

Canada - 0.2%
Canadian Government 5.25% 6/1/12	CAD	850,000	863,362
France - 0.2%
French Republic 3.75% 10/25/19	EUR	600,000	846,761
Germany - 3.5%
German Federal Republic:
3.25% 1/4/20	EUR	400,000	556,859
3.75% 1/4/15	EUR	2,300,000	3,405,867
4.75% 7/4/40	EUR	4,000,000	6,344,506
5.625% 1/4/28	EUR	2,960,000	5,002,398
TOTAL GERMANY			15,309,630
Government Obligations - continued
		Principal Amount (d)	Value
Greece - 0.9%
Greek Government:
5.25% 5/18/12	EUR	1,700,000	$ 2,275,744
5.5% 8/20/14	EUR	1,400,000	1,854,829
TOTAL GREECE			4,130,573
Ireland - 0.6%
Irish Republic 5% 10/18/20	EUR	1,950,000	2,708,660
Japan - 11.3%
Japan Government:
Inflation-Indexed Bond 1.4% 6/10/18	JPY	218,240,000	2,367,107
0.6% 12/15/10	JPY	950,000,000	10,566,816
0.9% 6/20/13	JPY	110,000,000	1,243,876
1.1% 12/20/12	JPY	18,700,000	212,320
1.3% 3/20/15	JPY	1,040,000,000	11,975,607
1.3% 12/20/19	JPY	500,000,000	5,538,329
1.9% 6/20/16	JPY	799,000,000	9,502,851
1.9% 3/20/29	JPY	208,000,000	2,239,192
2.2% 9/20/39	JPY	210,000,000	2,287,016
2.5% 9/20/36	JPY	350,000,000	4,089,304
TOTAL JAPAN			50,022,418
United Kingdom - 0.2%
UK Treasury GILT:
4% 9/7/16	GBP	200,000	331,582
4.5% 3/7/19	GBP	200,000	334,012
TOTAL UNITED KINGDOM			665,594
United States of America - 1.7%
Federal Home Loan Bank 3.625% 10/18/13		300,000	316,889
Freddie Mac 2.125% 9/21/12		650,000	663,062
U.S. Treasury Bonds 3.5% 2/15/39		300,000	251,438
U.S. Treasury Notes:
2.375% 8/31/14		100,000	100,984
2.375% 9/30/14		2,750,000	2,772,550
2.625% 12/31/14		200,000	203,000
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.375% 11/15/19		$ 2,910,000	$ 2,855,438
3.625% 8/15/19		550,000	551,719
TOTAL UNITED STATES OF AMERICA			7,715,080
TOTAL GOVERNMENT OBLIGATIONS (Cost $76,917,106)			82,262,078
Asset-Backed Securities - 0.3%

Clock Finance BV Series 2007-1 Class B2, 0.935% 2/25/15 (h)	EUR	100,000	113,689
Leek Finance PLC Series 2005-15X Class BA, 0.9131% 3/21/37 (h)	GBP	100,000	147,185
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.386% 3/10/17 (h)	EUR	100,000	28,575
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	250,000	419,621
TS Co.mit One GmbH Series 1 Class C, 1.006% 6/29/13 (h)	EUR	78,654	54,525
VCL No. 11 Ltd. Class A, 1.535% 8/21/15 (h)	EUR	180,534	251,496
Volkswagen Car Lease Series 9 Class B, 0.615% 10/21/13 (h)	EUR	164,031	223,665
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.5156% 10/25/45 (h)	GBP	70,098	13,446
TOTAL ASSET-BACKED SECURITIES (Cost $1,609,994)			1,252,202
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.984% 2/17/52 (h)	EUR	100,000	114,820
Arran Residential Mortgages Funding No. 1 PLC Series 2006-1X Class CC, 0.921% 4/12/56 (h)	EUR	86,463	64,328
Granite Master Issuer PLC:
Series 2005-1 Class A5, 0.525% 12/20/54 (h)	EUR	51,930	66,303
Series 2005-4 Class A5, 0.535% 12/20/54 (h)	EUR	133,116	170,207
Holmes Master Issuer PLC floater Series 2007-1 Class 3C2, 1.104% 7/15/40 (h)	EUR	150,000	189,473
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $688,544)			605,131
Commercial Mortgage Securities - 0.3%
		Principal Amount (d)	Value
France - 0.1%
FCC Proudreed Properties Class A, 0.944% 8/18/17 (h)	EUR	173,328	$ 185,039
Paris Prime Community Real Estate Series 2006-1 Class B, 0.924% 4/22/14 (f)(h)	EUR	72,109	89,978
TOTAL FRANCE			275,017
Ireland - 0.0%
European Property Capital 4 PLC Class C, 0.8588% 7/20/14 (h)	GBP	41,701	25,063
German Residential Asset Note Distributor PLC Series 1 Class A, 0.917% 7/20/16 (h)	EUR	173,588	206,473
TOTAL IRELAND			231,536
Japan - 0.0%
JLOC 37 LLC Series X Class B1, 0.6438% 1/15/15 (h)	JPY	13,282,000	36,784
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 1.484% 7/22/43 (h)	EUR	100,000	65,496
United Kingdom - 0.2%
Eddystone Finance PLC Series 2006-1:
Class A2, 0.7868% 4/19/21 (h)	GBP	150,000	196,924
Class B, 0.9938% 4/19/21 (h)	GBP	100,000	117,776
Enterprise Inns PLC 6.5% 12/6/18	GBP	95,000	131,881
London & Regional Debt Securitisation No. 1 PLC Class A, 0.82% 10/15/14 (h)	GBP	100,000	130,540
REC Plantation Place Ltd. Series 5 Class A, 0.8456% 7/25/16 (h)	GBP	97,518	122,209
Theatre Hospitals PLC:
Series 2007-1 Class C, 1.31% 10/15/31 (h)	GBP	49,140	36,917
Series 2007-2 Class D, 1.5181% 10/15/31 (h)	GBP	98,280	50,270
TOTAL UNITED KINGDOM			786,517
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,719,175)			1,395,350
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (Reg. S) (Cost $200,000)		200,000	212,000
Preferred Securities - 0.0%
	Principal Amount	Value
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,340)	$ 400,000	$ 176,655
Equity Central Funds - 2.5%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $6,416,620)	63,400	11,036,038
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.17% (j)	15,312,459	15,312,459
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(j)	756,060	756,060
TOTAL MONEY MARKET FUNDS (Cost $16,068,519)		16,068,519
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $27,000)	$ 27,000	27,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $411,370,986)		440,685,040
NET OTHER ASSETS - 0.2%		748,728
NET ASSETS - 100%		$ 441,433,768
Currency Abbreviation
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,335,827 or 0.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 4,002
Banc of America Securities LLC	2,932
Bank of America, NA	1,884
Barclays Capital, Inc.	3,948
Citigroup Global Markets, Inc.	2,932
Credit Suisse Securities (USA) LLC	5,437
ING Financial Markets LLC	1,955
J.P. Morgan Securities, Inc.	1,955
Mizuho Securities USA, Inc.	1,955
$ 27,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,620
Fidelity Emerging Markets Equity Central Fund	10,144
Fidelity Securities Lending Cash Central Fund	5,406
Total	$ 22,170
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 16,816,665	$ 7,816,834	$ 14,875,650	$ 11,036,038	3.3%
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 116,103,231	$ 116,103,231	$ -	$ -
Japan	28,421,172	23,073,534	5,347,638	-
United Kingdom	22,879,352	4,282,595	18,596,757	-
Australia	14,244,002	12,192,642	2,051,360	-
Canada	12,263,705	12,263,705	-	-
France	10,219,086	1,923,506	8,295,580	-
Switzerland	8,494,212	185,642	8,308,570	-
Germany	7,824,288	-	7,824,288	-
Netherlands	4,136,776	886,722	3,250,054	-
Other	34,736,115	18,617,840	16,118,275	-
Corporate Bonds	68,328,128	-	68,325,128	3,000
Government Obligations	82,262,078	-	82,262,078	-
Asset-Backed Securities	1,252,202	-	1,184,231	67,971
Collateralized Mortgage Obligations	605,131	-	605,131	-
Commercial Mortgage Securities	1,395,350	-	1,156,338	239,012
Supranational Obligations	212,000	-	212,000	-
Preferred Securities	176,655	-	176,655	-
Equity Holdings	11,036,038	11,036,038	-	-
Money Market Funds	16,068,519	16,068,519	-	-
Cash Equivalents	27,000	-	27,000	-
Total Investments in Securities:	$ 440,685,040	$ 216,633,974	$ 223,741,083	$ 309,983
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 169,346
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	55,351
Cost of Purchases	-
Proceeds of Sales	(227)
Amortization/Accretion	1,752
Transfers in/out of Level 3	83,761
Ending Balance	$ 309,983
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 55,351

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $413,804,384. Net unrealized appreciation aggregated $26,880,656, of which $44,314,247 related to appreciated investment securities and $17,433,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Equity and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010